Lisa M. Proch
                                                       Counsel
                                                       Legal Division - 18CP
                                                       Telephone: (860) 308-7138
                                                       FAX: (860) 308-3923

                                                       September 8, 2004




U.S. Securities and Exchange Commission
450 Fifth Street, NW.
Washington, D.C. 20549
Attention:  IM Filing Desk



Re: Rule 497(j) Filing

Members of the Commission:

I hereby certify that the following document is being filed pursuant to Rule 497(j) of the Securities Act of 1933 because the Prospectus and/or Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section would not have differed from those contained in the registrant's most recent post-effective amendment. In addition, I certify that the text of the registrants' most recent post-effective amendment was filed electronically via EDGAR.

Filed on Form N-6 under type 485BPOS:

o    The Travelers Fund UL III for Variable Life Insurance
     Travelers Life & Annuity Corporate Select (File Nos. 333-105335; 811-09125)

If you have any questions or comments, please call me at (860) 308-7138.

                                                               Very truly yours,


                                                               Lisa Proch
                                                               Counsel